Offerings - Offering: 1	Sep. 05, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	25,000,000
Proposed Maximum Offering Price per Unit	15.38
Maximum Aggregate Offering Price	$ 384,500,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 56,752.2
Offering Note
(1)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the securities act of 1933, as amended (the “Securities Act”), based upon the average of the high and low prices of the registrant’s common stock on September 4, 2024, as reported on The Nasdaq Stock Market LLC.